Schedule of Undiscounted Future Minimum Lease Payments (Details) - Eos SENOLYTIXS Inc [Member]	Jun. 30, 2026 USD ($)
Restructuring Cost and Reserve [Line Items]
2026	$ 188,100
2027	126,654
Total lease payments	314,754
Less: imputed interest	(11,496)
Present value of lease liabilities	$ 303,258